Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - HT - USD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2022	Mar. 31, 2022
Disclosure Of Other Operating Income Expense [Line Items]
Litigation Settlement Amount	$ 35,500
Settlement Amount Payment Period	18 months
Excess Provision Amount Reversed		$ 3,704